Derivative Instruments - Collateral by Counterparty (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 1,545,931	$ 1,755,036
Net Amount	1,545,931	1,755,036
Deutsche Bank AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		1,168,100
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	(734,698)
Net Amount		1,168,100
Net Amount	(734,698)
ED&F Man Capital Markets Inc
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		525,206
Net Amount		525,206
SG Americas Securities, LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,582,067	281,024
Net Amount	1,582,067	281,024
UBS Securities LLC and UBS AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		(219,294)
Net Amount		$ (219,294)
UBS AG
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	(40,113)
Net Amount	(40,113)
Wells Fargo Securities LLC
Derivatives Assets and Liabilities Collateral Received by Counterparty
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	738,675
Net Amount	$ 738,675